OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
OPERATING SEGMENTS
NOTE 21: -   OPERATING SEGMENTS

a.	General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment mainly consists of the legacy activity of parent company, Evogene and Evogene’s subsidiary - AgPlenus Ltd. The Human segment consists of Evogene’s subsidiaries, Biomica Ltd. and Canonic Ltd. which ceased its operations in 2024. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd.

The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits and ag-chemical products products to improve plant performance.

Industrial applications segment	-	Develops improved castor bean seeds to serve as a feedstock source for other industrial uses.

Human health segment	-	Discovers and develops human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies discovery and optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents our revenues and operating loss for continuing operations by segments:
	Agriculture (*)	Industrial application	Human health	Unallocated (*)	Total
For the Year Ended December 31, 2025
Revenues	$1,374	$2,168	$-	$311	$3,853

Cost of revenues	$(428)	$(3,553)	$-	$(113)	$(4,094)

Depreciation expenses	$(124)	$(94)	$(101)	$(203)	$(522)

Operating loss	$(4,097)	$(3,540)	$(2,653)	$(3,744)	$(14,034)

Net financing income					$575

Loss before taxes on income					$(13,498)

	Agriculture (*)	Industrial application	Human health	Unallocated (*)	Total
For the Year Ended December 31, 2024
Revenues	$2,955	$2,219	$80	$323	$5,577

Cost of revenues	$(952)	$(1,290)	$(98)	$(40)	$(2,380)

Depreciation expenses	$(201)	$(32)	$(141)	$(205)	$(579)

Operating loss	$(6,120)	$(2,411)	$(7,240)	$(3,033)	$(18,804)

Net financing income					$4,035

Loss before taxes on income					$(14,808)

	Agriculture (*)	Industrial application	Human health	Unallocated (*)	Total
For the Year Ended December 31, 2023
Revenues	$1,133	$1,075	$487	$287	$2,982

Cost of revenues	$(370)	$(460)	$(620)	$(40)	$(1,490)

Depreciation expenses	$(147)	$(31)	$(213)	$(267)	$(658)

Operating loss	$(7,074)	$(39)	$(10,349)	$(4,769)	$(22,231)

Net financing expenses					$285

Loss before taxes on income					$(21,946)

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations. See Note 23.

c.	Major customers:

Revenues from major customers, each of whom amounts to 10% or more of total revenues. The revenues from major customers detailed below were recorded in the Agriculture and Industrial application segment:

	Year ended December 31,
	2025	2024(*)	2023(*)

Customer A (subsidiary shareholder)	350	886	975
Customer B	880	1,770	-
Customer C	2,032	1,716	956

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	2025	2024 (*)	2023 (*)

United States	9%	17%	33%
Israel	12%	11%	31%
Europe	26%	41%	1%
Africa	53%	31%	35%

	100%	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

The carrying amounts of non-current assets (right-of-use-assets, property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2025	2024	2023

United States	0%	74%	80%
Israel	100%	26%	20%

	100%	100%	100%